Financial Risk Factors and Risk Management - Contractual Maturities of Non-Derivative Financial Liabilities (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Factors and Risk Management
Trade payables	€ (1,178,000,000)	€ (1,022,000,000)
Bonds	(6,090,000,000)	(6,780,000,000)
Private placements	(99,000,000)	(388,000,000)
Loans	(2,250,000,000)	0
Commercial paper	(498,000,000)	0
Lease liabilities	(1,715,000,000)	(1,621,000,000)
Other financial liabilities	(270,000,000)	(263,000,000)
Total of non-derivative financial liabilities	(12,099,000,000)	(10,075,000,000)
Financial guarantees	0	0
2025
Financial Risk Factors and Risk Management
Trade payables	(1,178,000,000)	(1,022,000,000)
Bonds	(970,000,000)	(941,000,000)
Private placements	(3,000,000)	(305,000,000)
Loans	(2,300,000,000)	0
Commercial paper	(500,000,000)
Commercial paper	(500,000,000)	0
Lease liabilities	(371,000,000)	(350,000,000)
Other financial liabilities	(21,000,000)	(34,000,000)
Total of non-derivative financial liabilities	(5,343,000,000)	(2,652,000,000)
Financial guarantees	(19,000,000)	(19,000,000)
2026
Financial Risk Factors and Risk Management
Trade payables	0	0
Bonds	(1,161,000,000)	(952,000,000)
Private placements	(3,000,000)	(3,000,000)
Loans	0	0
Commercial paper	0	0
Lease liabilities	(287,000,000)	(260,000,000)
Other financial liabilities	(32,000,000)	(30,000,000)
Total of non-derivative financial liabilities	(1,483,000,000)	(1,245,000,000)
Financial guarantees	(19,000,000)	(19,000,000)
2027
Financial Risk Factors and Risk Management
Trade payables	0	0
Bonds	(1,045,000,000)	(1,161,000,000)
Private placements	(100,000,000)	(3,000,000)
Loans	0	0
Commercial paper	0	0
Lease liabilities	(237,000,000)	(204,000,000)
Other financial liabilities	0	0
Total of non-derivative financial liabilities	(1,382,000,000)	(1,368,000,000)
Financial guarantees	(19,000,000)	(19,000,000)
2028
Financial Risk Factors and Risk Management
Trade payables	0	0
Bonds	(1,033,000,000)	(1,045,000,000)
Private placements	0	(94,000,000)
Loans	0	0
Commercial paper	0	0
Lease liabilities	(184,000,000)	(159,000,000)
Other financial liabilities	0	0
Total of non-derivative financial liabilities	(1,217,000,000)	(1,298,000,000)
Financial guarantees	(20,000,000)	(19,000,000)
2029
Financial Risk Factors and Risk Management
Trade payables	0	0
Bonds	(828,000,000)	(1,033,000,000)
Private placements	0	0
Loans	0	0
Commercial paper	0	0
Lease liabilities	(148,000,000)	(127,000,000)
Other financial liabilities	0	0
Total of non-derivative financial liabilities	(976,000,000)	(1,160,000,000)
Financial guarantees	(20,000,000)	(19,000,000)
Thereafter
Financial Risk Factors and Risk Management
Trade payables	0	0
Bonds	(1,775,000,000)	(2,604,000,000)
Private placements	0	0
Loans	0	0
Commercial paper	0	0
Lease liabilities	(821,000,000)	(804,000,000)
Other financial liabilities	0	0
Total of non-derivative financial liabilities	(2,596,000,000)	(3,408,000,000)
Financial guarantees	€ (315,000,000)	€ (309,000,000)